Financial Instruments (Schedule of exposure to LIBOR risk for derivative financial instruments used for hedging) (Details) - Interest Rates Swap [Member] $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Disclosure of financial instruments by type of interest rate [line items]
Interest rate	0.93%
Expiration date	2030
Amount of the linked reserve	$ 69,371
Fair value	$ 936